Income Tax - Schedule of Net Deferred Tax Assets (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 3,015,703	$ 2,314,369	$ 2,499,844
Total deferred tax liabilities
Net deferred tax assets on temporary differences not brought to account	(2,896,320)	(2,314,369)	(2,499,844)
Total net deferred tax assets
Property Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		863	1,381
Capital Raising Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	877,584	232,328	347,370
Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,832,075	1,893,220	1,949,601
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	306,044	187,958	201,492
Right-of-use Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ (119,384)